Property, plant and equipment - Schedule of PPE (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Property, Plant and Equipment [Line Items]
Cost	$ 111,870	$ 95,849
Accumulated depreciation	52,188	53,322
Property, plant and equipment	59,682	42,527
Land and buildings
Property, Plant and Equipment [Line Items]
Cost	4,471	2,706
Accumulated depreciation	1,127	165
Property, plant and equipment	3,344	2,541
Computer equipment and software
Property, Plant and Equipment [Line Items]
Cost	9,230	7,171
Accumulated depreciation	7,044	6,234
Property, plant and equipment	2,186	937
Furniture and fixtures
Property, Plant and Equipment [Line Items]
Cost	6,703	5,163
Accumulated depreciation	2,641	2,084
Property, plant and equipment	4,062	3,079
Machinery and equipment
Property, Plant and Equipment [Line Items]
Cost	77,120	70,415
Accumulated depreciation	34,754	36,739
Property, plant and equipment	42,366	33,676
Leasehold improvements
Property, Plant and Equipment [Line Items]
Cost	14,346	10,394
Accumulated depreciation	6,622	8,100
Property, plant and equipment	$ 7,724	$ 2,294